UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Consumer Discretionary (22.5%):
CarMax, Inc. (a)	284,000	$7,904
CBS Corp., Class B	402,000	13,451
Comcast Corp., Class A	499,000	16,242
Costco Wholesale Corp.	179,000	17,216
DIRECTV, Class A (a)	169,000	8,393
Johnson Controls, Inc.	255,800	6,305
Las Vegas Sands Corp.	176,000	6,410
Lowe’s Cos., Inc.	625,490	15,869
Starbucks Corp.	205,000	9,282
Target Corp.	201,102	12,197
The Walt Disney Co.	192,000	9,435
Tiffany & Co.	186,000	10,217
Viacom, Inc., Class B	139,000	6,493
		139,414
Consumer Staples (9.1%):
Anheuser-Busch InBev NV, Sponsored ADR	207,600	16,446
Kraft Foods, Inc., Class A	281,555	11,181
PepsiCo, Inc.	188,000	13,673
The Procter & Gamble Co.	232,000	14,973
		56,273
Energy (8.1%):
Anadarko Petroleum Corp.	169,760	11,788
Apache Corp.	67,900	5,848
Halliburton Co.	249,000	8,249
Occidental Petroleum Corp.	99,600	8,668
Schlumberger Ltd.	221,244	15,766
		50,319
Financials (11.9%):
JPMorgan Chase & Co.	403,200	14,515
MetLife, Inc.	445,177	13,698
The Goldman Sachs Group, Inc.	127,000	12,814
U.S. Bancorp	399,000	13,367
Wells Fargo & Co.	563,000	19,035
		73,429
Health Care (13.7%):
Express Scripts Holding Co. (a)	325,000	18,830
Johnson & Johnson	233,000	16,128
Medtronic, Inc.	280,900	11,073
Merck & Co., Inc.	321,275	14,191
Pfizer, Inc.	1,027,200	24,694
		84,916
Industrials (9.9%):
ABB Ltd., Sponsored ADR	465,000	8,068
Boeing Co.	120,800	8,928
Cummins, Inc.	35,000	3,357
Danaher Corp.	231,000	12,199
Honeywell International, Inc.	106,000	6,153
United Parcel Service, Inc., Class B	155,250	11,739
W.W. Grainger, Inc.	52,000	10,651
		61,095
Information Technology (19.2%):
Altera Corp.	159,000	5,636
Apple, Inc. (a)	47,000	28,706
Autodesk, Inc. (a)	178,500	6,055
Cognizant Technology Solutions Corp., Class A (a)	182,000	10,332
eBay, Inc. (a)	282,000	12,493

See notes to schedules of investments.

Security Description	Shares	Value
Google, Inc., Class A (a)	25,000	$15,824
Microsoft Corp.	710,381	20,935
NetApp, Inc. (a)	285,600	9,331
Visa, Inc., Class A	74,000	9,551
		118,863
Materials (2.5%):
Monsanto Co.	74,431	6,373
Potash Corp. of Saskatchewan, Inc.	210,000	9,273
		15,646
Telecommunication Services (1.1%):
Vodafone Group PLC, Sponsored ADR	227,000	6,526

Utilities (0.9%):
Wisconsin Energy Corp.	135,000	5,500

Total Common Stocks (Cost $580,583)		611,981

Investment Companies (0.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	5,208,645	5,209

Total Investment Companies (Cost $5,209)		5,209

Total Investments (Cost $585,792) — 99.7%		617,190

Other assets in excess of liabilities — 0.3%		1,661

NET ASSETS — 100.0%		$618,851

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/12.
ADR —	American Depositary Receipt
PLC —	Public Liability Co.

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

1.  Federal Tax Information:

At July 31, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Institutional Diversified Stock Fund	$586,933	$55,639	$(25,382)	$30,257

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.  These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended July 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Institutional Diversified Stock Fund
Common Stocks	$611,981	$—	$611,981
Investment Companies	—	5,209	5,209
Total	$611,981	$5,209	$617,190

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

New Accounting Pronouncements:

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements has not yet been determined.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	September 25, 2012

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 25, 2012